Business combinations - Disclosure Of Fair Value Of Certain Assets Acquired and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 11,576	$ 3,332
Trade and other receivables	352,274	122,893
Inventoried supplies and prepaid expenses	30,143	2,333
Property and equipment	1,273,070	24,003
Right-of-use assets	111,590	40,213
Intangible assets	44,770	96,529
Other assets	925	4,630
Trade and other payables	(223,398)	(63,994)
Income tax payable	2,366	445
Provisions	50,574	338
Employee benefits	(65,849)
Other non-current liabilities	62	14,374
Lease liabilities	111,590	40,477
Deferred tax liabilities	(195,777)	(6,653)
Total identifiable net assets	1,171,248	162,287
Total consideration transferred	1,026,920	331,602
Bargain purchase gain	(193,549)	(4,008)
Total consideration transferred	1,026,920	$ 331,602
Provisional FairValueIncluded In The Interim FinancialStatements [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	6
Trade and other receivables	349,742
Inventoried supplies and prepaid expenses	30,660
Property and equipment	1,052,816
Right-of-use assets	100,971
Intangible assets	6,856
Other assets	860
Trade and other payables	(217,539)
Income tax payable	302
Provisions	(50,352)
Employee benefits	(67,828)
Other non-current liabilities	(56)
Lease liabilities	(100,971)
Deferred tax liabilities	(116,449)
Total identifiable net assets	989,018
Total consideration transferred	866,092
Bargain purchase gain	(122,926)
Total consideration transferred	866,092
Measurement PeriodAdjustment [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	0
Trade and other receivables	(21,274)
Inventoried supplies and prepaid expenses	(4,017)
Property and equipment	133,382
Right-of-use assets	0
Intangible assets	12,000
Other assets	0
Trade and other payables	8,611
Income tax payable	0
Provisions	0
Employee benefits	1,979
Other non-current liabilities	0
Lease liabilities	0
Deferred tax liabilities	(61,543)
Total identifiable net assets	69,138
Total consideration transferred	(1,485)
Bargain purchase gain	(70,623)
Total consideration transferred	(1,485)
Reassessed Fair Value [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	6
Trade and other receivables	328,468
Inventoried supplies and prepaid expenses	26,643
Property and equipment	1,186,198
Right-of-use assets	100,971
Intangible assets	18,856
Other assets	860
Trade and other payables	(208,928)
Income tax payable	302
Provisions	(50,352)
Employee benefits	(65,849)
Other non-current liabilities	(56)
Lease liabilities	(100,971)
Deferred tax liabilities	(177,992)
Total identifiable net assets	1,058,156
Total consideration transferred	864,607
Bargain purchase gain	(193,549)
Total consideration transferred	$ 864,607